Accounting principles (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Presentation Currency of the Financial Statements

•	The recalculation of translation adjustments has an effect on the allocation of total equity for the comparative periods presented between currency translation adjustments and other components of shareholders’ equity and the amount of other comprehensive income (loss), such as indicated in the following tables:

As of December 31, 2014	Consolidated financial statement as reported (€ in thousand)	Consolidated financial statement as reported converted (a) ($ in thousand)	Adjustments (b)	Consolidated financial statement ($ in thousand)
Total non-current assets	5,613	6,815	—	6,815
Total current assets	132,001	160,262	—	160,262

TOTAL ASSETS	137,614	167,077	—	167,077

Shareholders’ equity
Share capital	1,472	1,788	226	2,014
Premiums, Retained earnings (deficit) and Net income (loss)	60,327	73,243	9,922	83,165
Treasury share reserve	(251)	(305)	(49)	(354)
Currency translation adjustment	(762)	(925)	(10,099)	(11,024)

Total shareholders’ equity—Group Share	60,786	73,801	—	73,801

Non-controlling interests	(1,259)	(1,529)	—	(1,529)
Total shareholders’ equity	59,527	72,272	—	72,272
Total non-current liabilities	3,222	3,911	—	3,911
Total current liabilities	74,865	90,894	—	90,894

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	137,614	167,077	—	167,077

(a)	Converted at the ECB’s closing daily reference exchange rate for dollar / euro exchanges (as published by Banque de France) at the end of the period, i.e. 0.82365 euro for 1 dollar.

(b)	Difference between the historical exchange rates and the closing daily reference exchange rate for dollar / euro exchanges (as published by Banque de France) at the end of the period, i.e., 0.82365 euro for 1 dollar.

As of December 31, 2015	Consolidated financial statement as reported (€ in thousand)	Consolidated financial statement as reported converted (a) ($ in thousand)	Adjustments (b)	Consolidated financial statement ($ in thousand)
Total non-current assets	6,844	7,451	—	7,451
Total current assets	334,218	363,863	—	363,863

TOTAL ASSETS	341,062	371,314	—	371,314

Shareholders’ equity
Capital	1,759	1,915	408	2,323
Premiums, Retained earnings (deficit) and Net income (loss)	262,950	286,274	15,748	302,021
Treasury share reserve	(184)	(200)	(80)	(279)
Currency translation adjustment	(1,632)	(1,776)	(16,077)	(17,853)

Total shareholders’ equity—Group Share	262,894	286,213	—	286,213

Non-controlling interests	725	789	—	789
Total shareholders’ equity	263,619	287,002	—	287,002
Total non-current liabilities	503	548	—	548
Total current liabilities	76,940	83,765	—	83,765

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	341,062	371,314	—	371,314

(a)	Converted at the ECB’s closing daily reference exchange rate for dollar / euro exchanges (as published by Banque de France) at the end of the period, i.e. 0.91852 euro for 1 dollar.

(b)	Difference between the historical exchange rates and the ECB’s closing daily reference exchange rate for dollar / euro exchanges (as published by Banque de France) at the end of the period, i.e., 0.91852 euro for 1 dollar.

As of December 31, 2016	Consolidated financial statement as reported (€ in thousand)	Consolidated financial statement as reported converted (a) ($ in thousand)	Adjustments (b)	Consolidated financial statement ($ in thousand)
Total non-current assets	17,963	18,935	—	18,935
Total current assets	296,459	312,498	—	312,498

TOTAL ASSETS	314,422	331,432	—	331,432

Shareholders’ equity
Capital	1,767	1,862	470	2,332
Premiums, Retained earnings (deficit) and Net income (loss)	254,834	268,622	24,433	293,055
Treasury share reserve	(307)	(324)	(92)	(416)
Currency translation adjustment	2,501	2,636	(24,810)	(22,174)

Total shareholders’ equity—Group Share	258,795	272,795	—	272,795

Non-controlling interests	1,779	1,876	—	1,876
Total shareholders’ equity	260,574	274,671	—	274,671
Total non-current liabilities	560	590	—	590
Total current liabilities	53,288	56,171	—	56,171

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	314,422	331,432	—	331,432

(a)	Converted at the ECB’s closing daily reference exchange rate for dollar / euro exchanges (as published by Banque de France) at the end of the period, i.e., 0.94867 euro for 1 dollar.

(b)	Difference between the historical exchange rates and the ECB’s closing daily reference exchange rate for dollar / euro exchanges (as published by Banque de France) at the end of the period, i.e. 0.94867 euro for 1 dollar.

Summary of Net Income (Loss)

For the full year ended December 31, 2014	Consolidated financial statement as reported (€ in thousand)	Consolidated financial statement as reported converted (a) ($ in thousand)	Adjustments	Consolidated financial statement ($ in thousand)
Total revenues and other income	26,453	35,152	—	35,152
Total operating expenses	(31,698)	(42,122)	—	(42,122)
Operating income (loss)	(5,245)	(6,970)	—	(6,970)
Financial gain (loss)	7,095	9,428	—	9,428
Income tax	—	—	—	—
Income (loss) from continuing operations	1,850	2,458	—	2,458
Loss from discontinued operations	(2,822)	(3,750)	—	(3,750)
Net income (loss)	(972)	(1,292)	—	(1,292)

(a)	Converted at the average for the applicable annual period of the ECB’s daily reference exchange rate for dollar / euro exchanges (as published by Banque de France), i.e. 0.75254 euro for 1 dollar in 2014.

For the full year ended December 31, 2015	Consolidated financial statement as reported (€ in thousand)	Consolidated financial statement as reported converted (a) ($ in thousand)	Adjustments	Consolidated financial statement ($ in thousand)
Total revenues and other income	56,385	62,565	—	62,565
Total operating expenses	(84,309)	(93,549)	—	(93,549)
Operating income (loss)	(27,924)	(30,984)	—	(30,984)
Financial gain (loss)	7,550	8,378	—	8,378
Income tax	—	—	—	—
Income (loss) from continuing operations	(20,373)	(22,606)	—	(22,606)
Loss from discontinued operations	—	—	—	—
Net income (loss)	(20,373)	(22,606)	—	(22,606)

(a)	Converted at the average for the applicable annual period of the ECB’s daily reference exchange rate for dollar / euro exchanges (as published by Banque de France), i.e 0.90121 euro for 1 dollar in 2015.

For the full year ended December 31, 2016	Consolidated financial statement as reported (€ in thousand)	Consolidated financial statement as reported converted (a) ($ in thousand)	Adjustments	Consolidated financial statement ($ in thousand)
Total revenues and other income	51,007	56,444	—	56,444
Total operating expenses	(111,824)	(123,746)	—	(123,746)
Operating income (loss)	(60,818)	(67,302)	—	(67,302)
Financial gain (loss)	42	46	—	46
Income tax	—	—	—	—
Income (loss) from continuing operations	(60,776)	(67,255)	—	(67,255)
Loss from discontinued operations	—	—	—	—
Net income (loss)	(60,776)	(67,255)	—	(67,255)

(a)	Converted at the average for the applicable annual period of the ECB’s daily reference exchange rate for dollar / euro exchanges (as published by Banque de France), i.e. 0.90366 euro for 1 dollar in 2016.